4. Convertible Promissory Note (Details Narrative) - USD ($)	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2017	Jul. 28, 2017	Dec. 31, 2018	Dec. 31, 2017
Proceeds from convertible debt			$ 0	$ 500,000
2017 Notes [Member]
Stated interest rate			10.00%
Debt maturity date			Jun. 30, 2020
Interest expense, related to the amortization of the debt discount			$ 443,144
2017 Notes [Member] | Convertible Promissory Note 1 [Member]
Proceeds from convertible debt	$ 420,000
Beneficial conversion feature	$ 420,000
2017 Notes [Member] | Convertible Promissory Note 2 [Member]
Proceeds from convertible debt		$ 80,000
Beneficial conversion feature		$ 80,000